Restatement of Previously Issued Financial Statements (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares issued during period	84,300	350,000	350,000
Fair value of upfront lease payments, shares			350,000
Increase of leased vehicles value of common stock			350,000
Impairment charge		$ 2,388,000	$ 2,800,000
Lease Arrangement [Member]
Shares issued during period			350,000